ORGANIZATION AND BUSINESS OVERVIEW (Details Narrative)								12 Months Ended
	Nov. 29, 2024	Aug. 26, 2022 shares	Aug. 12, 2022 shares	Aug. 10, 2022 USD ($) $ / shares shares	Aug. 04, 2022 $ / shares shares	Aug. 04, 2022 USD ($) $ / shares	Aug. 04, 2022 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Feb. 06, 2025 shares	Aug. 09, 2022 $ / shares shares
Sale of stock number of shares issued in transaction		256,099	256,099
Proceeds from issuance initial public offering						$ 20,000,000	$ 156,030,000				$ 140,537,759
Shares description	the shareholders of the Company resolved and approved to amend the maximum number of shares the company was authorized to issue to become 600,000,000 shares, with no par value, each divided into (i) 280,000,000 Class A ordinary shares; (ii) 20,000,000 Class B ordinary shares; and (iii) 300,000,000 non-voting ordinary shares with no par value each. Each of the Class A ordinary share and Class B ordinary share has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty votes on any resolutions.
Common Class A [Member] | Subsequent Event [Member]
Shares, Outstanding												16,256,099
Common Class B [Member] | Subsequent Event [Member]
Shares, Outstanding												4,000,000
Maximum [Member] | Common Class A [Member] | Subsequent Event [Member]
Shares, Outstanding												4,064,050
Maximum [Member] | Common Class B [Member] | Subsequent Event [Member]
Shares, Outstanding												1,000,000
IPO [Member]
Sale of stock number of shares issued in transaction				5,000,000	5,000,000
Share price per share | $ / shares				$ 4.00	$ 4.00	$ 4.00
Share price per share | $ / shares													$ 6.00
Proceeds from issuance initial public offering | $				$ 20,000,000
IPO [Member] | Maximum [Member]
Warrants to purchase of ordinary shares													500,000